Loan Receivable - Summary of Information for Loan Receivable (Parenthetical) (Detail)	Dec. 31, 2018	Dec. 31, 2017
Evergreen Medicinal Supply Inc. [member]
Disclosure of loan receivable [line items]
Interest rate	8.00%	8.00%